Information by business segment and by geographic area - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by business segment and by geographic area
Net operating revenue	$ 36,575	$ 33,967	$ 27,488
Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	1,478	1,672	1,526
United States of America
Information by business segment and by geographic area
Net operating revenue	1,353	1,310	1,005
Germany
Information by business segment and by geographic area
Net operating revenue	1,653	1,389	1,379
Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	4,454	4,113	3,269
Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	2,738	1,952	1,367
Japan
Information by business segment and by geographic area
Net operating revenue	2,743	2,456	1,741
China
Information by business segment and by geographic area
Net operating revenue	15,242	14,018	12,747
Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	3,666	3,582	2,390
Brazil
Information by business segment and by geographic area
Net operating revenue	3,248	3,475	2,064
Ferrous minerals
Information by business segment and by geographic area
Net operating revenue	27,933	25,129	20,351
Ferrous minerals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	820	593	334
Ferrous minerals | United States of America
Information by business segment and by geographic area
Net operating revenue	388	355	232
Ferrous minerals | Germany
Information by business segment and by geographic area
Net operating revenue	1,130	1,097	1,077
Ferrous minerals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	2,218	1,721	1,482
Ferrous minerals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	2,562	1,768	1,252
Ferrous minerals | Japan
Information by business segment and by geographic area
Net operating revenue	2,072	1,927	1,292
Ferrous minerals | China
Information by business segment and by geographic area
Net operating revenue	14,381	13,442	11,985
Ferrous minerals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	1,798	1,332	912
Ferrous minerals | Brazil
Information by business segment and by geographic area
Net operating revenue	2,564	2,894	1,785
Coal
Information by business segment and by geographic area
Net operating revenue	1,643	1,567	839
Coal | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue			20
Coal | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	436	396	218
Coal | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	151	171	95
Coal | Japan
Information by business segment and by geographic area
Net operating revenue	163	130	121
Coal | China
Information by business segment and by geographic area
Net operating revenue			63
Coal | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	767	711	305
Coal | Brazil
Information by business segment and by geographic area
Net operating revenue	126	159	17
Base metals
Information by business segment and by geographic area
Net operating revenue	6,703	6,871	6,139
Base metals | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue	658	1,009	1,172
Base metals | United States of America
Information by business segment and by geographic area
Net operating revenue	952	872	749
Base metals | Germany
Information by business segment and by geographic area
Net operating revenue	523	292	302
Base metals | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue	1,800	1,985	1,552
Base metals | Middle East/Africa/Oceania
Information by business segment and by geographic area
Net operating revenue	25	13	20
Base metals | Japan
Information by business segment and by geographic area
Net operating revenue	508	399	328
Base metals | China
Information by business segment and by geographic area
Net operating revenue	861	576	699
Base metals | Asia, except Japan and China
Information by business segment and by geographic area
Net operating revenue	1,101	1,539	1,173
Base metals | Brazil
Information by business segment and by geographic area
Net operating revenue	275	186	144
Others
Information by business segment and by geographic area
Net operating revenue	296	400	159
Others | Americas, except United States and Brazil
Information by business segment and by geographic area
Net operating revenue		70
Others | United States of America
Information by business segment and by geographic area
Net operating revenue	13	83	24
Others | Europe, except Germany
Information by business segment and by geographic area
Net operating revenue		11	17
Others | Brazil
Information by business segment and by geographic area
Net operating revenue	$ 283	$ 236	$ 118